UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark Dr #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3375 Westpark Dr. #472

Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

March 31, 2018 (Unaudited)

Church Capital Fund

Semi-Annual Report

SEMI-ANNUAL REPORT

CHURCH CAPITAL FUND (XCBFX)

LETTER TO SHAREHOLDERS

MARCH 31, 2018 (UNAUDITED)

This is the Semi-Annual Report of the Church Capital Fund (“Fund”) for the six months ended March 31, 2018. The Fund is an investment company that was designed to focus on investing in Church mortgage bonds and church mortgage loans (“Church Securities”). The Semi- Annual Report includes detailed information about the Fund, including performance information, portfolio holdings, and financial statements.  This letter provides comments from the portfolio manager regarding the Church Securities market and outlook.

The Fund produced a 4.47% total return for the six months ended March 31, 2018. The Barclays Capital U.S. Government/Credit Index returned -1.10% for the same period.

ECONOMY

The U.S. economy continues to improve. Unemployment, a good indicator of economic health, continues to improve and has fallen to 3.9%, the lowest it has been since December 2000.  In the letter to shareholders six months ago, the unemployment rate was 4.2%. U.S. GDP growth was 2.9% in the fourth quarter 2017 and 2.3% in the first quarter of 2018. The U.S. has added 200,000 jobs per month during 2018. Consumer spending in the U.S. was also robust in the fourth quarter of 2017, growing at a rate of 3.8%, the fastest since 2014.  These indicators point to a stronger U.S. economy. As the economy improves, interest rates generally increase. The Fed increased short term rates 3 times in 2017 and so far once in 2018. The Fed is expected to increase rates two more times in 2018. Although these rate increases have produced volatility in the markets, rising rates are an indicator of an improving economy. The absolute level of rates is still historically low.

CHURCH SECURITIES MARKET

The Church Securities market has reacted to the rise in interest rates as expected. Prices on performing Church Securities have declined which is what occurs in the bond market in a rising rate environment. However, with the improving economy and rising interest rates, the value of the underlying real estate, which is the collateral for the bonds, has also been showing some improvement. This improvement in the real estate market has shown up in a sale of a very difficult property, Bible Baptist of Newnan, and ongoing interest in the foreclosed properties that are the underlying collateral for the Church Securities that are held by the Fund. For all this improvement, the Church Securities market is still very illiquid and there is no appetite for Church Securities that have been restructured.

CHURCH CAPITAL FUND

The Church Capital Fund continues to struggle with distressed securities that are having difficulty meeting their obligations. The churches in the most difficulty are either in the process of being foreclosed on or have been foreclosed on. Once the foreclosure process is complete, the property is put up for sale.  The Fund has 5 issuers that are in some stage of foreclosure or restructuring. In all of these cases the issuers are making partial payments on their obligations.  In some cases, the proceeds received from the sales of

SEMI-ANNUAL REPORT

CHURCH CAPITAL FUND (XCBFX)

LETTER TO SHAREHOLDERS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

properties have been less than the securities outstanding principle. This has caused downward pressure on the Fund’s rate of return and net asset value (“NAV”).

The Church Securities markets continue to be challenging. We stay in close contact with the trustees of the Church Securities, who control the foreclosure process. For the foreseeable future, liquidity will continue to be a challenge for Church Securities because of the sector’s scarcity of opportunities to obtain financing.  Moreover, the improving economy of the U.S. has many economists expecting interest rates to continue to rise. If interest rates do rise, Church Security prices and the value of the underlying real estate will likely be negatively affected.

We value your business and continue to work on your behalf to provide the best possible value for the Fund’s shareholders. If you would like more information about the Fund, we invite you to contact us at 713-624-2312.

Edward L. Jaroski

Claude C. Cody IV

President

Portfolio Manager

Church Capital Fund

Church Capital Fund

CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

 MARCH 31, 2018 (UNAUDITED)

The table below sets forth the diversification of the Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	California	14.05%
	Florida	15.34%
	Georgia	10.09%
	Illinois	1.23%
	Indiana	4.27%
	Louisiana	3.56%
	Maryland	0.24%
	Massachusetts	1.51%
	Nevada	0.81%
	North Carolina	0.10%
	Rhode Island	3.85%
	Tennessee	3.30%
	Texas	2.33%
	Washington	1.99%
	Total Bonds and Mortgages	62.67%
Other
	Exchange Traded Fund	36.34%
	Short-Term Investments	0.75%
	Other	0.24%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2018.

CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

 MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		11.49%
	Sonrise Baptist Church of Clovis (c) (d) (e) (i)
594,433	7.50%, 06/01/2020		$ 520,723

	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		97,702
128,000	7.30%, 09/18/2030		111,629
143,000	7.30%, 03/18/2032		121,650
			330,981
	The United Pentecostal Church of Modesto, Inc. (c) (d) (i)
11,016	7.50%, 11/21/2020		4,519
23,684	7.50%, 05/21/2021		9,692
23,684	7.50%, 11/21/2021		9,686
24,786	7.50%, 05/21/2022		10,083
28,091	7.60%, 11/21/2023		11,514
29,192	7.60%, 05/21/2024		11,922
30,294	7.60%, 11/21/2024		12,384
30,845	7.60%, 05/21/2025		12,622
32,497	7.60%, 11/21/2025		13,308
34,150	7.60%, 05/21/2026		13,913
36,353	7.60%, 05/21/2027		14,727
38,005	7.60%, 11/21/2027		15,400
39,107	7.60%, 05/21/2028		15,850
40,208	7.60%, 11/21/2028		16,300
47,369	7.60%, 11/21/2030		19,222
49,021	7.60%, 05/21/2031		19,893
50,674	7.60%, 11/21/2031		20,568
52,877	7.60%, 05/21/2032		21,468
54,529	7.60%, 11/21/2032		22,144
56,732	7.60%, 05/21/2033		22,835
61,690	7.60%, 05/21/2034		24,830
63,342	7.60%, 11/21/2034		25,495
			348,375
	Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991	8.40%, 10/15/2020		16,991
17,557	8.40%, 04/15/2021		17,558
18,124	8.40%, 10/15/2021		18,124
19,257	8.40%, 04/15/2022		19,257
19,823	8.40%, 10/15/2022		19,823

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

20,389	8.40%, 04/15/2023		$ 20,389
21,522	8.40%, 10/15/2023		21,522
22,655	8.40%, 04/15/2024		22,655
23,221	8.40%, 10/15/2024		23,221
24,354	8.40%, 04/15/2025		24,354
25,487	8.40%, 10/15/2025		25,487
26,619	8.40%, 04/15/2026		26,619
27,186	8.40%, 10/15/2026		27,186
28,885	8.40%, 04/15/2027		28,885
30,018	8.40%, 10/15/2027		30,018
31,150	8.40%, 04/15/2028		31,150
32,283	8.40%, 10/15/2028		32,283
33,982	8.40%, 04/15/2029		33,982
35,115	8.40%, 10/15/2029		35,115
36,814	8.40%, 04/15/2030		36,814
38,513	8.40%, 10/15/2030		38,513
39,646	8.40%, 04/15/2031		39,646
41,911	8.40%, 10/15/2031		41,911
43,044	8.40%, 04/15/2032		43,044
45,310	8.40%, 10/15/2032		45,310
47,009	8.40%, 04/15/2033		46,769
49,274	8.40%, 10/15/2033		49,023
50,973	8.40%, 04/15/2034		50,713
39,080	8.40%, 10/15/2034		38,880
			905,242
Florida		15.34%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,409,817	2.00%, 06/01/2027		685,594

	Bethel Baptist Institutional Church, Inc. (e) (i)
251,757	0.00%, 01/01/2022 (f)		25
1,625,970	4.50%, 01/01/2022		1,005,012
			1,005,037
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		48,350
59,000	7.60%, 09/17/2034		50,716
60,000	7.60%, 03/17/2035		51,258
63,000	7.60%, 09/17/2035		53,594
65,000	7.60%, 03/17/2036		54,932
68,000	7.60%, 09/17/2036		57,161
70,000	7.60%, 03/17/2037		58,534

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

73,000	7.60%, 09/17/2037		$ 61,072
76,000	7.60%, 03/17/2038		63,270
79,000	7.60%, 09/17/2038		65,309
			564,196
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
141,296	7.00%, 11/5/2019		108,233

	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852	5.25%, 07/01/2036		366,060

	Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054	4.00%, 11/15/2022		82,127

Georgia		6.66%
	Victory Baptist Church of Loganville, Inc
69,000	7.90%, 07/15/2030		63,038
74,000	7.90%, 07/15/2031		66,763
81,000	7.90%, 07/15/2032		72,220
87,000	7.90%, 07/15/2033		77,099
90,000	7.90%, 01/15/2034		79,533
95,000	7.90%, 07/15/2034		83,676
98,000	7.90%, 01/15/2035		85,838
101,000	7.90%, 07/15/2035		88,123
106,000	7.90%, 01/15/2036		91,976
110,000	7.90%, 07/15/2036		95,095
115,000	7.90%, 01/15/2037		99,394
119,000	7.90%, 07/15/2037		102,138
123,000	7.90%, 01/15/2038		105,276
129,000	7.90%, 07/15/2038		110,179
			1,220,348
Illinois		1.23%
	First Baptist Church of Melrose Park (c) (d) (i)
19,843	7.80%, 06/12/2019		8,282
20,976	7.80%, 12/12/2019		8,774
20,976	7.80%, 06/12/2020		8,789
22,677	7.80%, 12/12/2020		9,475
23,244	7.80%, 06/12/2021		9,688
23,811	7.80%, 12/12/2021		9,915
25,512	7.80%, 06/12/2022		10,567
28,347	7.90%, 12/12/2023		11,832
28,913	7.90%, 06/12/2024		12,025

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

30,614	7.90%, 12/12/2024		$ 12,742
31,748	7.90%, 06/12/2025		13,226
24,378	7.90%, 06/12/2030		10,071
48,756	7.90%, 12/12/2030		20,141
13,606	7.90%, 12/12/2033		5,577
63,496	7.90%, 06/12/2034		26,027
66,331	7.90%, 12/12/2034		27,189
25,512	8.00%, 12/12/2022		10,618
27,213	8.00%, 06/12/2023		11,342
			226,280
Indiana		4.27%
	Madison Park Church of God, Inc. (e) (i)
1,674,128	5.50%, 01/01/2033		783,157

Louisiana		3.56%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		93,740
15,000	7.90%, 10/20/2031		13,478
91,000	7.90%, 04/20/2032		81,654
121,000	7.90%, 10/20/2032		107,545
126,000	7.90%, 04/20/2033		111,976
136,000	7.90%, 04/20/2034		120,047
141,000	7.90%, 10/20/2034		123,770
			652,210
Maryland		0.24%
	Ark of Safety Christian Church, Inc. (c)(d) (e) (i)
46,508	4.50%, 05/15/2027		43,954

Massachusetts		1.51%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		80,475
114,000	7.30%, 08/20/2033		96,125
118,000	7.30%, 02/20/2034		99,191
			275,791
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits (c) (d) (i)
60,726	7.75%, 12/01/2009		18,430

Rhode Island		3.85%
	The Cathedral of Life Christian Assembly (d) (i)
23,000	7.50%, 08/15/2020		13,791

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

23,000	7.50%, 02/15/2021		$ 13,791
25,000	7.50%, 08/15/2021		14,990
25,000	7.50%, 02/15/2022		14,990
35,000	7.60%, 08/15/2026		20,926
37,000	7.60%, 02/15/2027		22,133
39,000	7.60%, 08/15/2027		23,189
40,000	7.60%, 02/15/2028		23,788
41,000	7.60%, 08/15/2028		24,391
43,000	7.60%, 02/15/2029		25,585
45,000	7.60%, 08/15/2029		26,780
46,000	7.60%, 02/15/2030		27,379
48,000	7.60%, 08/15/2030		28,579
50,000	7.60%, 02/15/2031		29,775
52,000	7.60%, 08/15/2031		30,971
53,000	7.60%, 02/15/2032		31,572
58,000	7.60%, 02/15/2033		34,562
60,000	7.60%, 08/15/2033		35,442
62,000	7.60%, 02/15/2034		36,623
65,000	7.60%, 08/15/2034		38,395
67,000	7.60%, 02/15/2035		39,577
70,000	7.60%, 08/15/2035		41,349
62,000	7.60%, 08/15/2036		36,623
58,000	7.60%, 02/15/2037		34,261
7,000	7.60%, 08/15/2037		4,135
26,000	8.00%, 08/15/2022		15,582
28,000	8.00%, 02/15/2023		16,789
			705,968
Tennessee		3.30%
	Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000	8.40%, 07/18/2021		13,114
39,000	8.40%, 10/18/2021		13,432
40,000	8.40%, 01/18/2022		13,832
41,000	8.40%, 04/18/2022		14,100
41,000	8.40%, 07/18/2022		14,108
42,000	8.40%, 10/18/2022		14,465
44,000	8.40%, 01/18/2023		15,162
44,000	8.40%, 04/18/2023		15,171
45,000	8.40%, 07/18/2023		15,525
46,000	8.40%, 10/18/2023		15,884
47,000	8.40%, 01/18/2024		16,234
47,000	8.40%, 04/18/2024		16,173

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

34,000	8.40%, 07/18/2024		$ 11,703
50,000	8.40%, 10/18/2024		17,220
51,000	8.40%, 01/18/2025		17,570
52,000	8.40%, 04/18/2025		17,924
54,000	8.40%, 10/18/2025		18,625
56,000	8.40%, 01/18/2026		19,320
56,000	8.40%, 04/18/2026		19,219
58,000	8.40%, 10/18/2026		19,917
60,000	8.40%, 01/18/2027		20,604
35,000	8.40%, 10/18/2028		11,956
30,000	8.40%, 01/18/2029		10,248
52,000	8.40%, 04/18/2029		17,768
20,000	8.40%, 07/18/2029		6,834
75,000	8.40%, 10/18/2029		25,635
77,000	8.40%, 01/18/2030		26,311
78,000	8.40%, 04/18/2030		26,660
81,000	8.40%, 07/18/2030		27,686
81,000	8.40%, 10/18/2030		27,694
21,000	8.40%, 04/18/2031		7,180
38,000	8.40%, 07/18/2031		12,992
88,000	8.40%, 10/18/2031		30,096
100,000	8.40%, 04/18/2033		33,930
			604,292
Washington		1.99%
	Cascade Christian Center of Skagit Valley (e) (i)
539,553	5.00%, 10/20/2020		365,655

Total Church Mortgage Bonds (Cost $16,343,148)		53.54%	9,812,653

CHURCH MORTGAGE LOANS (b)

California		2.56%
	Mount Olive Missionary Baptist Church of Fresno (e) (i)
843,081	3.50%, 08/25/2020		469,006

Georgia		3.43%
	God First Breakthrough Ministries, Inc. (e) (i)
972,057	3.00%, 03/01/2020		629,504

Nevada		0.81%
	Iglesia Christiana Verbo De Dios, Inc. (c) (e) (i)
258,467	0.00%, 04/01/2018		148,463

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        MARCH 31, 2018 (UNAUDITED)

Shares/Principal Amount			Fair Value

Texas		2.33%
	Pleasant Grove Baptist Church (e) (i)
779,322	4.00%, 08/01/2022		$ 427,848

Total Church Mortgage Loans (Cost $2,852,926)		9.13%	1,674,821

EXCHANGE TRADED FUNDS		36.34%

Exchange Traded Funds
17,500	PIMCO 1-3 Year US Treasury ETF		876,225
8,300	PIMCO Investment Grade Corporate Bond ETF		848,841
35,000	PowerShares Senior Loan Portfolio ETF		809,550
10,000	Vanguard Intermediate-Term Bond ETF		817,700
12,800	Vanguard Intermediate-Term Treasury ETF		806,144
10,000	Vanguard Intermediate-Term Corporate Bond ETF		848,400
10,300	Vanguard Short-Term Bond ETF		807,932
10,800	Vanguard Short-Term Corporate Bond ETF		847,044
Total Exchnage Traded Funds (Cost $6,668,613) (h)			6,661,836

SHORT TERM INVESTMENT		0.75%

Money Market Fund
136,496	Federated Gov't Obligations Fund-Inst'l Shares- 1.40% (g) (h) (Cost $136,496)		136,496

Total Investments - (Cost $26,001,183)		99.76%	18,285,806

ASSETS IN EXCESS OF LIABILITIES		0.24%	44,270

Net Assets		100.00%	$18,330,076

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.  See Note 3.

(c)  Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.

(e)  The trustee of the issuer has completed restructuring of the bond and/or mortgage.  The restructured terms reduced the interest rate and/or shortened the maturity period.

(f)   Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee.  The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.

(g)  Rate shown represents the 7 day effective yield as of March 31, 2018, is subject to change and resets daily.

(h)  Mutual funds and exchange traded funds are priced at their NAV as of March 31, 2018.

(i)  Security is fair valued by management as of March 31, 2018. See Note 3.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $26,001,183)	$ 18,285,806
Interest and Dividends Receivable	122,801
Prepaid expenses and other	9,173
Total Assets	18,417,780

Liabilities:
Distribution Payable	12,026
Accrued Service Fees	715
Accrued Trustee Fees	3,481
Accrued Custody Fees	1,104
Accrued Audit Fees	42,680
Accrued Legal Fees	2,221
Accrued Miscellaneous Fees	11,332
Accrued Registration Fees	416
Accrued Compensation	6,495
Accrued Printing Expenses	3,960
Accrued Transfer Agent Fees	3,274
Total Liabilities	87,704
Net Assets	$ 18,330,076

Net Assets Consist of:
Paid In Capital	$ 33,819,392
Undistributed Net Investment Loss	(20,067)
Accumulated Realized Loss on Investments	(7,753,872)
Unrealized Depreciation in Fair Value of Investments	(7,715,377)
Net Assets, for 1,569,761 Shares Outstanding (6,200,000 Shares Authorized)	$ 18,330,076

Net Asset Value per share ($18,330,076/1,569,761 shares)	$ 11.68

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF OPERATIONS

For the six months ended MARCH 31, 2018 (UNAUDITED)

Investment Income:
Interest	$ 501,060
Dividends	25,401
Total Investment Income	526,461

Expenses:
Audit Fees	43,132
Service Fees	2,695
Transfer Agent and Accounting Fees (Note 4)	18,578
Compensation & Benefits (Note 4)	116,719
Miscellaneous Fees	17,062
Insurance Expense	9,448
Registration Fees	1,526
Printing and Mailing Fees	7,531
Custody Fees	4,643
Trustees' Retainer and Meeting Expenses	15,713
Legal Fees	19,159
Total Expenses	256,206

Net Investment Income	270,255

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(832,723)
Net Change in Unrealized Appreciation on Investments	1,355,524
Realized and Unrealized Gain/(Loss) on Investments	522,801
Net Increase in Net Assets Resulting from Operations	$ 793,056

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended	Year Ended
	March 31,	September 30,
	2018	2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 270,255	$ 530,902
Net Realized Loss on Investments	(832,723)	(532,933)
Change in Unrealized Appreciation on Investments	1,355,524	239,240
Net Increase in Net Assets Resulting from Operations	793,056	237,209

Distributions to Shareholders:
Net Investment Income	(406,185)	(282,115)
Total Dividends and Distributions Paid to Shareholders	(406,185)	(282,115)

Capital Share Transactions:
Shares Issued on Reinvestment of Dividends	90,802	61,475
Cost of Shares Repurchased	(760)	(967,545)
Net Increase (Decrease) from Shareholder Activity	90,042	(906,070)

Net Assets:
Net Increase (Decrease) in Net Assets	476,913	(950,976)
Beginning of Period	17,853,163	18,804,139
End of Period (Including Undistributed Net Investment Income/(Distributions in Excess of Accumulated Undistributed Net Investment Loss) of $(20,067) and $115,863, respectively)

	$ 18,330,076	$ 17,853,163

Share Transactions:
Shares Issued on Reinvestment of Dividends	7,800	5,291
Shares Repurchased	(66)	(81,718)
Net Increase (Decrease) in Shares	7,734	(76,427)
Outstanding at Beginning of Period	1,562,027	1,638,454
Outstanding at End of Period	1,569,761	1,562,027

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF CASH FLOWS

For the six months ended MARCH 31, 2018 (UNAUDITED)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 793,056
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Proceeds from disposition of long-term investment securities	530,042
Purchases of long-term investment securities and accretion	(5,859,932)
Sales of short-term investments, net	5,407,655
Increase in prepaid expenses	(5,177)
Increase in interest and dividends receivable	(2,148)
Decrease in accrued expenses	(37,421)
Increase in distribution payable	12,026
Net change in unrealized depreciation on investments	(1,355,524)
Realized loss on investments	832,723
Net cash provided by operating activities	$ 315,300

Cash flows provided by/(used for) financing activities:
Distributions paid in cash	(315,383)
Payments for shares repurchased	(760)
Net cash provided by (used for) financing activities	(316,143)

Net increase/(decrease) in cash	$ (843)

Cash (excluding short-term investments):
Beginning balance	843
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $90,802.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended March 31, 2018	Years Ended September 30,
		2017	2016	2015	2014	2013

Net Asset Value, at Beginning of Period (a)	$ 11.43	$ 11.48	$ 16.89	$ 17.66	$17.55	$ 16.81

Income From Investment Operations:
Net Investment Income (b)	0.17	0.32	0.20	0.54	0.84	0.17
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.34	(0.19)	(0.21)	(0.75)	0.12	0.86
Total from Investment Operations	0.51	0.13	(0.01)	(0.21)	0.96	1.03

Distributions:
Net Investment Income	(0.26)	(0.18)	(0.19)	(0.56)	(0.85)	(0.29)
Return of Capital	-	-	(5.21)	-	-	-
Total from Distributions	(0.26)	(0.18)	(5.40)	(0.56)	(0.85)	(0.29)

Net Asset Value, at End of Period (a)	$ 11.68	$ 11.43	$ 11.48	$ 16.89	$17.66	$ 17.55

Market Value (c)	$ -	$ -	$ -	$ -	$ -	$ -

Total Return (d)	4.47%**	1.09%	(1.84)%	(1.28)%	5.60%	6.15%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,330	$17,853	$18,804	$29,047	$31,743	$32,807
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.84%*	2.45%	1.72%	1.56%	2.23%	5.41%
Ratio of Net Investment Income to Average Net Assets	2.99%*	2.79%	1.13%	3.01%	4.64%	0.86%
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.84%*	2.45%	1.62%	1.46%	2.13%	5.31%
Ratio of Net Investment Income to Average Net Assets	2.99%*	2.79%	1.23%	3.11%	4.74%	0.96%
Portfolio Turnover	3.75%**	14.55%(e)	0.24%(e)	28.78%(e)	3.60%	11.91%
Average Short-term Borrowing Outstanding	$ -	$ -	$ -	$ -	$ -	$210,411
Weighted Average Fund Shares Outstanding (Thousands)	1,566	1,635	1,716	1,800	1,875	1,960
Average Short-term Borrowing Outstanding Per Share	N/A	N/A	N/A	N/A	N/A	$ 0.11
Asset Coverage	N/A	N/A	N/A	N/A	N/A	N/A

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year/period.

(c) There is no established secondary market for the Fund's shares.

(d) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.  Pursuant to a waiver by the Fund's distributor, from December 7, 2006 through January 28, 2009, no sales charge is applicable to sales of Fund shares.  A maximum sales charge of up to 1.50%, unless waived or reduced, was applicable to sales of Fund shares beginning January 29, 2009.  Effective August 1, 2010 through January 24, 2013, the maximum sales charge of up to 3.25%, unless waived or reduced, was applicable to sales of Fund shares.  Effective January 24, 2013, the Fund was closed to new share sales.

(e) Portfolio turnover figure includes the restructures of long-term investment securities.

N/A  Not applicable

* Annualized.

** Not annualized.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2018 (UNAUDITED)

(1)

ORGANIZATION

The Church Capital Fund, formerly Capstone Church Capital Fund, (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business has been managing its assets which were invested primarily in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission (“Borrowers”).  Due to pressures stemming from the financial crisis that began in 2008, the Fund has found it increasingly advisable to temporarily cease purchases of new church mortgage bonds and church mortgage loans (“Church Securities”) and to reduce its holdings of these securities when opportunities were found to sell at prices deemed advantageous to the Fund and its shareholders.  Concurrently, because these extraordinary market conditions have continued to have a negative effect on the value of the Fund’s holdings of Church Securities, the percentage of the Fund’s holdings of Church Securities has been decreasing while the Fund’s holdings of cash and liquid securities have been increasing, both as a result of the Fund’s sales of Church Securities and from a conscious effort by the Fund’s management to assure that the Fund will have sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer.  At its meeting on May 11, 2016, the Board of the Trustees (“Board”) of the Fund authorized a special distribution to shareholders which decreased the amount and percentage of cash and other liquid securities held by the Fund.  As of March 31, 2018, investments in cash and other liquid securities, which may reduce the Fund’s overall portfolio maturity and the Fund’s yield, constituted 37% of the Fund’s portfolio. To the extent consistent with the Fund’s need to maintain sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer, the Fund may invest a portion of its liquid assets in securities, including Church Securities, in an effort to generate additional income.

The Board, at a meeting held September 15, 2016, established a new arrangement whereby the Board assumed direct responsibility for management of the Fund.  The new arrangement is designed to benefit the Fund and its shareholders by eliminating certain Fund contractual expenses, including investment advisory, administration and compliance services expenses.  (See Note 4.)  Because the Fund is no longer selling its shares, its assets are being steadily reduced through its annual repurchase offers, and there are limited opportunities for the Fund to invest in new Church Securities, the Board believes those services are no longer essential to the Fund’s management and that direct management by the Board will provide better value for shareholders.

(2)

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a high level of current income.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

 (3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance under GAAP.

Security Valuation

The Fund’s investments in Church Securities are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in Church Securities on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such Church Securities using a pricing service when such prices are believed to reflect fair value. Church Securities with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s management no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed by the pricing service using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s management has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Fund management has constructed and maintained a benchmark

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Fund has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Fund that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Fund, under these circumstances, could determine an adjustment is necessary to the matrix price.   The relevant inputs that the Fund could consider in establishing the fair value include, but have not been limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Fund management has taken an Income Approach to the valuation of the securities.  The relevant inputs that Fund management could consider in using the Income Approach to determine a fair value include, but have not been limited to:

-

any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages

-

any current listing price or related data

-

index adjusted appraisal values or broker opinion of value based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

probability of foreclosure

-

broker opinion of values of the property securing the church securities

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in a property value or other estimate of the value of the underlying real estate, causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.  In determining the fair value of Church Securities, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the bond or mortgage.  For Church Securities that have been restructured, the Fund has valued such bonds or mortgages under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, in which case the Market Approach may be utilized.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the Church Loan Assets Master LLC (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations, if any, held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in exchange traded funds and money market funds are generally priced at the respective fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for exchange traded funds and money market funds and ETF’s.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, Church Securities are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing and; (b) only when such pricing service prices are believed to reflect fair value of the securities.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2018:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2018
Church Mortgage Bonds	$ -	$ -	$ 9,812,653	$ 9,812,653
Church Mortgage Loans	-	-	1,674,821	1,674,821
Exchange Traded Fund	6,661,836	-	-	6,661,836
Short Term Investments	136,496	-	-	136,496
	$ 6,798,332	$ -	$ 11,487,474	$18,285,806

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the six months ended March 31, 2018.

See the Schedule of Investments for state classification of Church Securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2017	$ 9,532,235	$ 1,954,834	$ 11,487,069
Accrued Accretion/(Amortization)	869	-	869
Unrealized Appreciation/(Depreciation)	1,585,611	(223,310)	1,362,301
Realized Gain/(Loss)	(832,723)	-	(832,723)
Gross Sales and Paydowns	(473,339)	(56,703)	(530,042)
Gross Restructures	-	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 3/31/2018	$ 9,812,653	$ 1,674,821	$ 11,487,474

The total change in unrealized appreciation/(depreciation) for the six months ended March 31, 2018 included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2018, includes:

Change in Unrealized
Appreciation/(Depreciation)
Church Mortgage Bonds	$ 491,471
Church Mortgage Loans	(238,262)
Total	$ 253,209

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fund's management in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2018:

Type of Assets	Fair Value at March 31, 2018	Valuation Approach	Significant Unobservable Input(s)	Range

Church Mortgage Bonds and Loans	$ 3,821,451	Income Approach	Disposition costs	8.7% - 38.5%
			Discount rate	4.1% - 5.3%
			Time to sell	1.0 – 4.5 years

Church Mortgage Bonds and Loans	4,622,497	Market Approach	New issue bond yield	5.6% - 7.6%
			Discount	10.83% - 30.07%
8,443,948

Church Mortgage Bonds	3,043,526	Vendor Pricing
Total	$ 11,487,474

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums using the effective interest method, is recorded on the accrual basis.  Debt obligations are placed in a non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Fund management as part of the valuation process. Debt obligations that have been restructured or have been previously placed on a non-accrual status will resume interest accruals, once the Fund has received two consecutive payments on time and have no indication from the trustee that the restructured debt obligor is delinquent. The treatment of such accruals and receivables may be different for federal income tax purposes.

Purchases (including restructures) and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $5,859,932 and $530,042, respectively, for the six months ended March 31, 2018.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

Dividends and Distributions

Dividends are declared and paid quarterly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These book and tax accounting differences primarily relate to the tax recognition of interest income which is different from book interest income.  This differential between book and tax results in a required increase in distributions from net investment income.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and accordingly will generally not be subject to federal and state income taxes or federal excise taxes to the extent that the Fund intends to make sufficient distributions of net investment income and net realized capital gains.  For the year ended September 30, 2017, the Fund qualified under these provisions and accordingly, no provision for federal income tax has been made.

As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ended March 31, 2018, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax years ending September 30, 2014, and after.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

(4)

 AGREEMENTS

The Board appointed Officers of the Fund which for the six months ended March 31, 2018, were compensated for their management and administrative services to the Fund in the amount of $116,719.  The compensation and benefits expense is comprised of salary, payroll taxes and health insurance.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $21,000 on average net assets up to $25 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the six months ended March 31, 2018, the Fund incurred transfer agent and accounting fees and expenses of $18,578.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board authorized the Fund to offer to repurchase 5% of its outstanding shares on August 31, 2017.  In accordance with SEC guidelines, the Fund’s Board can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount. The Board did not authorize such additional 2% for the August 31, 2017 repurchase offer.  During the year ended September 30, 2017, the Fund repurchased shares as follows:

Repurchase request deadline	8/31/2017
Repurchase pricing date	9/8/2017
Shares repurchased	81,718
Percentage of Fund shares outstanding	5.00%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s NAV determined after the close of business not more than 14 calendar days following the Repurchase Request Deadline (or on the next business day if the fourteenth day is not a business day).  Applicable regulations provide that a repurchase offer may be suspended only under limited specified circumstances.

(6)

FEDERAL INCOME TAXES

As of September 30, 2017, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of Investments	$ 27,035,301
Gross unrealized appreciation	$ 746
Gross unrealized depreciation	(9,195,277)
Net unrealized depreciation	(9,194,531)
Accumulated other losses	(6,925,149)
Accumulated undistributed net investment income	243,493
Total distributable earnings	$(15,876,187)

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

As of September 30, 2017, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations. The difference between the cost of investments on a book basis and tax basis is due primarily to the differing treatment for the recognition of interest income, and post-October loss deferral of $1,213,223.

As of September 30, 2017, the Fund had a capital loss carryforward totaling $5,707,926.  Of that amount $1,240 expires on September 30, 2019, and is treated as short-term capital loss.  The remaining $5,706,686 has no expiration and is treated as long-term capital loss.

The tax character of distributions paid for the year ended September 30, 2017, was as follows:

Ordinary income	$ 282,115

(7)

SIGNIFICANT RISKS

Concentration Risk. Because the Fund’s portfolio includes significant amounts of church-related obligations that are collateralized by interests in real property, it can be adversely affected by negative developments impacting church-related institutions, as well as by negative developments impacting real property generally. Such developments could include changes in tax or zoning laws, changes in government policies toward church-related institutions, and interest rate and other general economic changes, as well as changes affecting particular neighborhoods.

Church Securities. There is less readily available, reliable information about most Church Securities than is the case for many other types of securities. In addition, there is no nationally recognized independent rating organization that evaluates or provides ratings for Church Securities or for borrowers.

Illiquidity. Church Securities are not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. As a result, Church Securities are generally illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for Church Securities, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no specified limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The fact that a substantial portion of the Fund's assets are invested in Church Securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and sales of these investments could result in capital losses to the Fund and a decline in the value of

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

shares. An economic downturn, adverse developments affecting real estate or churches, or a substantial increase or decrease in interest rates will adversely affect the value of the Fund's portfolio instruments, and thus of its shares, and will further limit the ability of the Fund to dispose of portfolio securities.  The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.  Illiquid securities are also difficult to value, meaning that the Fund's calculated net asset value may not accurately reflect the value that could be obtained for its assets upon sale.

Risk of Subordination. Church Securities are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the bonds or loans. Such court action could under certain circumstances include invalidation of bonds or loans.

Borrower Credit Risk. Church Securities, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Church Securities results in a reduction in income to the Fund, a reduction in the value of the Church Securities and a decrease in the Fund's net asset value per share. The risk of default increases in the event of an economic downturn, adverse developments affecting real estate or churches, or a substantial increase in interest rates. The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund

In the event of bankruptcy of a particular issuer, the trustee with respect to a particular obligation may have discretion as to whether to liquidate the underlying collateral unless otherwise requested by the holders of a specified percentage of the outstanding unpaid principal amount of the obligation. There is no assurance that the trustee will decide to liquidate, or that the Fund will, alone, satisfy any applicable percentage test to require liquidation. There is also no assurance that the court will give the trustee the full benefit of its senior positions. In the event the trustee decides, or is required, to liquidate the collateral for a Church Security, there is no assurance that a buyer will be found or that the sale of the collateral would raise enough cash to satisfy the borrower's payment obligation. If the terms of a Church Security do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Church Security.

General Credit Risk. The Fund’s investments in Church Securities and other securities may have speculative characteristics and changes in economic conditions or other circumstances may lead, and in recent years have led, to a weakened capacity to make principal and interest payments relative to obligations deemed of higher quality.

Interest Rate and Maturity Risk. When interest rates fall, the values of already issued fixed income securities generally increase.  When interest rates rise, the values of already

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

issued fixed income securities generally decline. Because the Fund has not recently been purchasing Church Securities, the stated maturity of the performing securities has continued to decline over time.  It is impossible to speculate when any non-performing securities may mature or have a partial prepayment. When securities have a prepayment, are refinanced or mature, the Fund has been reinvesting the money in liquid, public corporate bonds, and in other funds that invest in such bonds and money market instruments, which typically earn lower rates of interest than Church Securities. Investors should be aware that the longer the maturity of a fixed rate instrument, the greater the risk. Risks include a greater risk of borrower or issuer default and greater risk that interest rates will rise, which will negatively impact the value of the Fund's portfolio investments and the Fund's shares. Due to the illiquidity of the Church Securities markets, the Fund may be limited in its ability to turn over its investments to obtain instruments with more attractive rates of return.

Non-Diversified Status. The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including obligations of a single borrower and thus is likely to have more of its assets invested in fewer issuers than if it were operated as a diversified investment company. The Fund does intend, however, to satisfy tax diversification requirements necessary to enable it to be taxed as a regulated investment company.

Cash Investment Risk. Under normal market conditions, the Fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in high-quality short-term debt securities, including money market funds, and open-end bond investment companies, and may invest up to 100% of its assets in such instruments for temporary defensive purposes.  Because of adverse market conditions in the Church Securities market and gradual liquidation of its Church Securities holdings, as noted earlier, the Fund has been invested more heavily in such non-Church Securities instruments in recent years. Under applicable regulatory requirements, the Fund also, for specified periods, is required to maintain liquid assets sufficient to satisfy its repurchase offers. (See Note 5.) “Repurchase Offers,” above.)  The Fund also needs cash to cover expenses and to pay out dividend income and capital gains, in accordance with applicable law. Such liquid investments are likely to include such short-term debt securities. These instruments are normally lower yielding than the Fund's Church Securities investments and, thus can reduce the Fund's yield and overall portfolio maturity.  Additionally, if the Fund’s cash flow from payments on Fund portfolio securities is insufficient to replenish its cash reserves to the extent required by applicable regulations to satisfy its repurchase obligations, it will be forced to borrow funds or seek regulatory or other solutions that may increase Fund expenses.  See also, "Investment in Other Investment Companies".

Real Estate Risk. Because the Fund’s Church Securities are backed by real estate, these investments are vulnerable to factors that affect the particular real estate and the local and national real estate markets.  These factors include changes in local or national economic or employment conditions, which factors have negatively affected the value of the Fund’s

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

Church Securities since 2009.  Other factors affecting the value of real estate investments include, but are not limited to, changes in interest rates or in zoning or tax laws, overbuilding, environmental problems, maintenance problems, operating costs and population changes.  Such factors affect not only the value of the collateral backing the Borrowers’ obligations, but also the ability of Borrowers to raise cash to meet these obligations by selling real estate.  Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.  Furthermore, in the case of Church Securities, the property backing the securities may have limited suitability for other purposes.

Prepayment Risk. The maximum maturity of the performing securities in the Church Capital Fund is 21 years. It is impossible to speculate when any nonperforming securities may mature or have a partial prepayment.   In the event of prepayment, which can come from refinancing, a call or early payment of principal, in a lower or falling interest rate environment, the Fund would be required to reinvest the prepayment proceeds in lower-yielding obligations.

Valuation Risk. Because of the inherent uncertainty of valuations of Church Securities determined by utilizing the Fund’s procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

Discount Risk. There is no active trading market for Fund Shares. Therefore, a shareholder who wishes to sell his or her Shares and does not wish to participate in, or wait for, an annual repurchase offer or any discretionary repurchase offer or is not successful in having those Shares repurchased in an annual repurchase offer or in a discretionary repurchase offer, if any, will have difficulty selling the Shares in the secondary market and there is a significant risk that any such sale would be at a significant discount from the net asset value of the Shares.

Investment in Other Investment Companies. The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the costs to the Fund of managing its assets will not be proportionally reduced.

(8)

CONTINGENCIES AND COMMITMENTS

Under the Fund’s organizational documents its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2018 (UNAUDITED)

(9)      OTHER MATTERS

As disclosed in the preceding footnotes, the Fund has certain obligations in the upcoming year, including the repurchase of shares from Fund shareholders in accordance with the Fund’s annual repurchase offer, requiring specific timely payments.  These obligations, along with the cash flow required to meet the Fund’s expenses of continued operation, require the Fund to be able to timely liquidate certain holdings, or enter into borrowings, in order to meet these obligations. Management of the Fund believes that at this time the Fund has sufficient liquidity, without borrowing, to satisfy its obligations for at least the next 24 months.

(10)     SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued.  There were no such events that required adjustment or disclosure for the period subsequent to March 31, 2018, through the date of issuance of these financial statements.

CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2018 (UNAUDITED)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 713-624-2312 or 1-800-595-4533.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On January 15, 2018, Cohen & Company, Ltd.  (“Cohen”) resigned from being the Fund’s independent registered public accounting firm.

Cohen’s reports on the financial statements of the Fund for the years ended September 30, 2016 and September 30, 2017 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the Fund’s two most recent fiscal years, ending September 30, 2016 and September 30, 2017 and including any subsequent interim period preceding Cohen’s resignation, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreement(s), if not resolved to the satisfaction of Cohen, would have caused Cohen to make reference to the subject matter of the disagreements(s) in connection with its reports.

At meetings held May 16, 2018, the Fund’s Board of Trustees and its Audit Committee, each unanimously approved the engagement of McBee & Co., PC to serve as independent registered public accountants for the Fund for its fiscal year ending September 30, 2018.

Church Capital Fund

HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

The Statement of Additional Information ("SAI"). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include letters from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

You may obtain free copies of the SAI or reports, or other information about the Fund or your account by calling 1-800-595-4533 or 713-624-2312.

You may also get copies of the SAI, reports, or other information about the Fund directly from the Securities and Exchange Commission ("SEC") by:

- visiting the SEC's public reference room. (Call 1-202-942-8090 for information or email publicinfo@sec.gov).

- sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

- visiting the SEC's website — http://www.sec.gov/

The Fund's Investment Company Act File Number with the SEC is: 811-21662.

Church Capital Fund
3375 Westpark Drive, #472
Houston, Texas 77005
1-800-595-4533

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4. Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5. Audit Committee of Listed Companies.

Not required to be included in this filing.

Item 6.  Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Proxy Voting Policies and Procedures.

Not required to be included in this filing.

 Item 8.  Portfolio Manager of Closed-End Funds.

(a)

Not required to be included in this filing.

(b)

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-(3)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date June 6, 2018

By /s/ Carla Homer

Carla Homer

Secretary

Date June 6, 2018

By /s/ Richard A. Nunn

   Richard A. Nunn,

   Treasurer

Date June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date June 6, 2018

By /s/ Carla Homer

Carla Homer

Secretary

Date June 6, 2018

By /s/ Richard A. Nunn

   Richard A. Nunn,

   Treasurer

Date June 6, 2018